Financial liabilities - Change in financial liabilities (Details) - EUR (€) € in Thousands			12 Months Ended
	Aug. 24, 2023	Jul. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes					€ 55,841
Repurchases			€ 4,427		2,591
Repayments of convertible loan notes	€ 33,000		2,188	€ 8,750	27,188
Proceeds from the issuance of non-convertible bond loans				48,544
Oceane conversion option
Disclosure of detailed information about borrowings [line items]
Repurchases			€ 0		1,762
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs					1,881
Kreos & Claret financing, tranche B and C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs					750
Borrowings, discount rate			4.00%
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs					1,528
OCEANE
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes		€ 25,000
Repayments of convertible loan notes	€ 25,102				€ 25,000
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs				1,475
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs				1,081
Kreos & Claret financing, tranche A-B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs				€ 500